Supplement Dated December 13, 2021
To The Prospectus Dated April 26, 2021

JNL Series Trust
(The “Trust”)

Please note that the changes may apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of JNL/BlackRock Advantage International Fund

On November 30-December 2, 2021, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/BlackRock Advantage International Fund (the, “BlackRock Fund”) into the JNL/DFA International Core Equity Fund (the “DFA Fund”), each a series of the Trust (the “Reorganization”).

Because applicable legal requirements do not require shareholder approval of the Reorganization and because the Board has determined that the Reorganization is in the best interests of the BlackRock Fund and its shareholders, the BlackRock Fund shareholders are not being asked to vote on the Reorganization. It is expected that the Reorganization will take place on or about the close of business on April 22, 2022 (the “Closing Date”).

Under the terms of the proposed Plan of Reorganization, the BlackRock Fund’s assets and liabilities will be transferred to the DFA Fund in return for shares of the DFA Fund having an aggregate net asset value equal to the BlackRock Fund’s net assets as of the Closing Date. These DFA Fund shares will be distributed pro rata to shareholders of the BlackRock Fund in exchange for their fund shares. Current BlackRock Fund shareholders will thus become shareholders of the DFA Fund and receive shares of the DFA Fund with a total net asset value equal to that of their shares of the BlackRock Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the BlackRock Fund.

The BlackRock Fund and the DFA Fund have nearly identical investment objectives and employ similar principal investment strategies in seeking to achieve those objectives. The Funds have some overlap in their risk profiles. A full description of the DFA Fund and the terms of the proposed Reorganization will be contained in an information statement/prospectus, which is expected to be mailed to shareholders of the BlackRock Fund on or about February 17, 2022.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the DFA Fund, nor is it a solicitation of any proxy. For more information regarding the DFA Fund or to receive a free copy of an information statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The information statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the information statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/Franklin Templeton Growth Allocation Fund

On November 30-December 2, 2021, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Franklin Templeton Growth Allocation Fund (the “Franklin Fund”) into the JNL Growth Allocation Fund (the “Growth Allocation Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Franklin Fund at a shareholders’ meeting expected to be held on March 25, 2022. If approved, it is expected that the Reorganization will take place on or about the close of business on April 22, 2022 (the “Closing Date”). No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Franklin Fund’s assets and liabilities will be transferred to the Growth Allocation Fund in return for shares of the Growth Allocation Fund having an aggregate net asset value equal to the Franklin Fund’s net assets as of the Closing Date. These Growth Allocation Fund shares will be distributed pro rata to shareholders of the Franklin Fund in exchange for their fund shares. Current Franklin Fund shareholders will thus become shareholders of the Growth Allocation Fund and receive shares of the Growth Allocation Fund with a total net asset value equal to that of their shares of the Franklin Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Franklin Fund.

The investment objective and principal investment strategies of the Franklin Fund and the Growth Allocation Fund are different. The Funds have some overlap in their risk profiles. A full description of the Growth Allocation Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the Franklin Fund on or about February 17, 2022.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Growth Allocation Fund, nor is it a solicitation of any proxy. For more information regarding the Growth Allocation Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the proxy statement/prospectus carefully before making any investment decisions.

Sub-Adviser Change, Investment Objective Change, Investment Strategy Change, Primary Benchmark and Secondary Benchmark Changes, and Name Change for the JNL/Franklin Templeton Global Multisector Bond Fund

On November 30-December 2, 2021, the Board of Trustees (the “Board”) of the Trust approved a sub-adviser change for the JNL/Franklin Templeton Global Multisector Bond Fund (the “Fund”), a change to the Fund’s investment objective and investment strategy, a change to the Fund’s primary benchmark and secondary benchmark, and a change in the Fund’s name. Shareholders will be sent an information statement containing additional information regarding the change of sub-adviser for the Fund. Effective April 25, 2022, the Fund will be sub-advised by Western Asset Management Company, LLC, and sub-sub-advised by Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd., the name of the Fund will change to the JNL/Western Asset Global Multi-Sector Bond Fund, and its investment objective will change from total investment return consisting of a combination of interest income, capital appreciation, and currency gains to maximizing total return through income and capital appreciation. The changes in sub-adviser, investment objective, investment strategy, primary benchmark, secondary benchmark, and Fund name are not subject to shareholder approval.

Sub-Adviser Change, Investment Objective Change, Investment Strategy Change, and Name Change for the JNL/Invesco International Growth Fund

On November 30-December 2, 2021, the Board of Trustees (the “Board”) of the Trust approved a sub-adviser change for the JNL/Invesco International Growth Fund (the “Fund”), a change to the Fund’s investment objective and investment strategy, and a change in the Fund’s name. Shareholders will be sent an information statement containing additional information regarding the change of sub-adviser for the Fund. Effective April 25, 2022, the Fund will be sub-advised by William Blair Investment Management, LLC, the name of the Fund will change to the JNL/William Blair International Leaders Fund, and its investment objective will change from long-term growth of capital to long-term capital appreciation. The changes in sub-adviser, investment objective, investment strategy, and Fund name are not subject to shareholder approval.

Sub-Adviser Addition for the JNL Multi-Manager Mid Cap Fund

On November 30-December 2, 2021, the Board of Trustees (the “Board”) of the Trust approved the appointment of Kayne Anderson Rudnick Investment Management, LLC (“KAR”) as a sub-adviser for a new strategy, or sleeve, within the JNL Multi-Manager Mid Cap Fund (the “Fund”). Effective April 25, 2022, KAR will provide day-to-day management for a new strategy within the Fund (the “KAR Mid Cap Sustainable Growth Strategy”). There are no changes to the other sub-advisers who manage additional strategies within the Fund as a result of the appointment of KAR as a sub-adviser to the Fund. Shareholders will be sent an information statement containing additional information regarding the sub-adviser addition for the KAR Mid Cap Sustainable Growth Strategy within the Fund. The sub-adviser addition is not subject to shareholder approval.

Sub-Adviser Additions for the JNL Multi-Manager Small Cap Growth Fund

On November 30-December 2, 2021, the Board of Trustees (the “Board”) of the Trust approved the appointments of BAMCO, Inc. (“BAMCO”) and Segall Bryant & Hamill, LLC (“SBH”) as sub-advisers for new strategies, or sleeves, within the JNL Multi-Manager Small Cap Growth Fund (the “Fund”). Effective April 25, 2022, BAMCO will provide day-to-day management for a new strategy within the Fund (the “Baron Custom Discovery Strategy”) and SBH will provide day-to-day management for a new strategy within the Fund (the “SBH Small Cap Growth Strategy”). There are no changes to the other sub-advisers who manage additional strategies within the Fund as a result of the appointments of BAMCO and SBH as sub-advisers to the Fund. Shareholders will be sent an information statement containing additional information regarding the sub-adviser additions for the Baron Custom Discovery Strategy and the SBH Small Cap Growth Strategy within the Fund. The sub-adviser additions are not subject to shareholder approval.

Name Change for the JNL/Mellon Equity Income Fund

On November 30-December 2, 2021, the Board of Trustees (the “Board”) of the Trust approved a change in the Fund’s name. Effective April 25, 2022, the new name of the Fund will be the JNL/Newton Equity Income Fund. The change in Fund name is not subject to shareholder approval.

Fundamental Policy Change for the JNL/T. Rowe Price Established Growth Fund

On November 30-December 2, 2021, the Board of Trustees (the “Board”) of the Trust approved a change of the Fund’s fundamental policy regarding diversification (the “Policy Change”). Shareholders will be sent a proxy statement containing additional information on the Policy Change. The Policy Change, if approved by shareholders, will convert the Fund from “diversified” to “non-diversified” as defined in the Investment Company Act of 1940, as amended (“1940 Act”). Under the 1940 Act, a non-diversified fund may invest in fewer securities, or in larger proportions of the securities of single companies or industries than “diversified” mutual funds.

A full description of the Policy Change will be contained in a proxy statement, which is expected to be mailed to shareholders of the Fund on or about February 17, 2022. Shareholders will be asked to consider and vote on the Policy Change at a special meeting of shareholders expected to be held on March 25, 2022. If approved by shareholders, the Policy Change will become effective on or around April 25, 2022. No assurance can be given that the Policy Change will be approved.

Investment Objective Change, Investment Strategy Change, Fundamental Policy Changes, Primary Benchmark Change, New Secondary Benchmark, and Fund Name Change for the JNL/Mellon MSCI KLD 400 Social Index Fund

On November 30-December 2, 2021, the Board of Trustees (the “Board”) of the Trust approved an investment strategy change for the JNL/Mellon MSCI KLD 400 Social Index Fund (the “Fund”) and corresponding changes to the Fund’s investment objective, name, primary benchmark, and fundamental policies regarding diversification and industry concentration. Effective April 25, 2022, the Fund will change its investment strategy from seeking to track the performance of the MSCI KLD 400 Social Index, an index composed of U.S. companies that have positive environmental, social and governance (“ESG”) characteristics as identified by the index provider to seeking to track the performance of the Morningstar® US Sustainability Index℠, an index designed to provide diversified, broad US equity market exposure with lower ESG risk. The name of the Fund will change to JNL/Morningstar U.S. Sustainability Index Fund and the primary benchmark will become the Morningstar® US Sustainability Index℠ and a new secondary benchmark will be the Morningstar® US Large-Mid Cap Index℠. The changes in investment objective, investment strategy, primary benchmark, and Fund name and new secondary benchmark are not subject to shareholder approval.
Additionally, the Fund will change its fundamental policies regarding diversification and industry concentration (the “Policy Changes”), subject to shareholder approval. Shareholders will be sent a proxy statement containing additional information on the Policy Changes. The Policy Changes, if approved by shareholders, will (i) convert the Fund from “diversified” to “non-diversified” as defined in the Investment Company Act of 1940, as amended (“1940 Act”) and (ii) allow the Fund to concentrate its investments in certain industries to the extent such industries are represented in the Morningstar® US Sustainability Index℠. Under the 1940 Act, a non-diversified fund may invest in fewer securities, or in larger proportions of the securities of single companies or industries than “diversified” mutual funds.

A full description of the Policy Changes will be contained in a proxy statement, which is expected to be mailed to shareholders of the Fund on or about February 17, 2022. Shareholders will be asked to consider and vote on the Policy Changes at a special meeting of shareholders expected to be held on March 25, 2022. If approved by shareholders, the Policy Changes will become effective on or around April 25, 2022. No assurance can be given that the Policy Changes will be approved.

This Supplement is dated December 13, 2021.